Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Reconciliation of income tax benefit

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Current tax
UK current tax on loss for the year	(14,120)	(20,459)	(6,706)
Overseas taxation on loss for the year	275	13	37
Adjustments in respect of prior year	(1,411)	(26)	(12)
	(15,256)	(20,472)	(6,681)
Deferred tax
Origination and reversal of timing differences	(869)	(870)	(279)
Effect of tax rate change on opening balance	—	(565)	—
Total deferred tax benefit	(869)	(1,435)	(279)

Income tax benefit	(16,125)	(21,907)	(6,960)

Loss on ordinary activities before tax	(162,088)	(140,635)	(56,191)
Normal applicable rate of tax	23.52%	19.00%	19.00%
Loss on ordinary activities multiplied by normal rate	(38,123)	(26,721)	(10,676)
Effects of:
Fixed asset differences	(22)	(693)	(181)
Other permanent differences	(3,111)	(3,727)	—
Expenses not deductible for tax purposes	6,698	7,304	3,831
Income not deductible for tax purposes	—	—	(1)
Additional deduction for R&D expenditure	(15,171)	(15,503)	(5,185)
Surrender of tax losses for R&D tax credit refund	15,700	6,496	2,173
R&D expenditure credits	789	480	295
Adjustments to tax charge in respect of previous periods	(1,411)	(26)	(12)
Adjustments for foreign tax	(44)	(395)	(435)
Deferred tax not recognised	18,570	10,878	3,231
Income tax benefit	(16,125)	(21,907)	(6,960)